Retirement Benefit Plans - Schedule of Future Deficit Payments to BTPS (Parenthetical) (Detail) - BTPS [Member] - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Deficit Contribution Plans [Line Items]
Deficit contribution (£m)	£ 2,033	£ 1,098
Payable by 30 June 2020 [Member]
Disclosure Of Deficit Contribution Plans [Line Items]
Deficit contribution (£m)	400
Payable by 30 June 2021 [Member]
Disclosure Of Deficit Contribution Plans [Line Items]
Deficit contribution (£m)	£ 200